Leases - Schedule of detailed Information about Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating cash flows used for operating leases	¥ 24,479	$ 3,500	¥ 27,385	¥ 37,700
ROU assets obtained in exchange for operating lease liabilities	¥ 16,667	$ 2,383	¥ 65,841	¥ 0